Share-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
7. Share-based Compensation
Restricted Interest Units
Conversion
In connection with the Corporate Reorganization and IPO, Restricted Interest Unit awards associated with the Converted Subsidiaries and Guardian Pharmacy, LLC were converted into Common Units of Guardian Pharmacy, LLC, and the Common Units of Guardian Pharmacy, LLC were then converted into 12,321,282 shares of Class B common stock of the Company, some of which are subject to additional service vesting requirements (see
Note 1
Organization and Background
above for further discussion of the Corporate Reorganization and IPO).
Conversion of Class B Common Stock to Class A Common Stock
In accordance with the
terms
of the Company’s Amended and Restated Certificate of Incorporation and the conversion schedule described further in Note 1 Organization and Background, on March 28, 2025, 13,519,946 shares of the Company’s Class B common stock automatically converted, in accordance with the terms of such class and without any further action by their holders or the Company, into an equal number of shares of the Company’s Class A common stock. Included in this conversion were approximately 25% of the unvested shares of Class B common stock, which converted to unvested shares of Class A common stock.
2025 Long-Term Incentive Program Awards
On February 5, 2025, the Compensation Committee of the Company’s Board of Directors approved the Company’s 2025 long-term incentive program (“2025 LTIP”), consisting of restricted stock unit awards granted under the Company’s 2024 Equity and Incentive Compensation Plan.
Restricted Stock Units (“RSU”) Awards
During February 2025, and under the 2025 LTIP, the Company granted RSU awards to certain executive and management employees of 619,638 shares. The stock price used to determine the award value was the closing price on the grant date of the award. These awards cliff vest three years subsequent to the grant date of each award and upon vesting are settled in shares of Class A common s tock.

Share-based compensation expense
Share-based compensation expense is recorded to selling, general, and administrative expenses in the consolidated statements of operations, and is as follows for the periods indicated:

	Three Months Ended March 31,
	2024	2025

Pre-IPO awards	$5,945	$—

Unvested Class A and B common stock	—	3,384

Restricted stock units	—	584

Total share-based compensation expense	$5,945	$3,968

As of March 31, 2025, unamortized share-based compensation costs related to share-based incentive awards is as follows (in thousands, except for the
remaining service period):

	Amount	Weighted Average Remaining Service Period (years)

Unvested Class A and B common stock	$6,661	0.5

Restricted stock units	11,779	2.9

Total unamortized share-based compensation cost	$18,440

11.  Share-based Compensation
Prior to the Corporate Reorganization and IPO, share-based compensation expense (income) primarily related to awards in the form of Restricted Interest Units. These cash-settled awards were recorded as liabilities until payout was made or the award was forfeited. These units vested in their entirety on the third anniversary of their grant date. Vesting is subject to continued service. Compensation costs are recognized ratably over the vesting period based upon the value of the awards as of period end.
The value of these awards was remeasured and reported as Share-based compensation liability on the accompanying Consolidated Balance Sheets at the end of each reporting period based on the change in calculated value of the shares pursuant to the prescribed calculation contained in the Restricted Interest Purchase Agreements. The primary inputs used to value the awards are the volume and accumulated vesting status of the issued awards and the historical adjusted earnings of the Company (inclusive of share-based compensation expense (income), outstanding capital and debt obligations of the Company as of the measurement date). The liability and corresponding expense were adjusted accordingly until the awards are settled. Vested Restricted Interest Units are typically repurchased by the Company upon termination of employment at the calculated value.
The Company recorded $15,210 and $0 of share-based compensation liability within Other liabilities on its Consolidated Balance Sheets as of December 31, 2023 and December 31, 2024, respectively. Prior to the Corporate Reorganization, for the years ended December 31, 2023, and 2024, the Company recorded ($6,090) and $5,673 of share-based compensation income and expense, respectively, related to the Restricted Interest Units.
Restricted Interest Units Conversion
In connection with the Corporate Reorganization and IPO, Restricted Interest Unit awards associated with the Converted Subsidiaries and Guardian Pharmacy, LLC were converted to Common Units of Guardian Pharmacy, LLC, with the Common Units in Guardian Pharmacy, LLC then being converted into 12,321,282 shares of Class B common stock of the Company, some of which are subject to additional service vesting requirements (see Note 1 Organization and Background above for further discussion of the Corporate Reorganization and IPO). This conversion of Restricted Interest Units was treated as a modification, and as a result, the Company recognized $125,741 of share-based compensation expense during the year ended December 31, 2024, attributable to the increased fair value of the vested units. This is considered an expense of the Company, as it was incurred in connection with the Corporate Reorganization and IPO, and as such, it is included in net income (loss) attributable to Guardian Pharmacy Services, Inc. on the consolidated statements of operations for year ended December 31, 2024.
As the modified Restricted Interest Units were ultimately converted into Class B common stock of the Company, the fair value of the awards was calculated based on the fair value of Class A common stock issued in the IPO, discounted for a lack of registration, as the Class B common stock is unregistered. The discount was determined using the Finnerty Model using the following assumptions:

Year ended December 31, 2024

Volatility	60.0%

Expected life (in months)	6.0

Risk-free rate	4.3%

Fair value per unit	$14.00
We estimated the future stock price volatility based on the volatility of a set of publicly traded comparable companies with a look back period consistent with the expected life. The estimated life was based on the assumed period of time required should the Company choose to register the Class B common stock. The risk-free rate is based on the rate for a U.S. government security with the same estimated life. The Class B common stock issued in connection with the Corporate Reorganization and IPO will convert to Class A common stock over a period of two years following the date of issuance, which was the closing date of the IPO, and as such, the fair value per unit is based on the IPO price of Class A common stock of $14.00.
Class B common stock, issued as incentive awards, activity is as follows during the periods indicated:

	Class B Common Stock	Weighted Average Grant Date Fair Value

Unvested at September 27, 2024	—	$—

Granted	12,321,282	$12.67

Vested	(11,070,502)	$12.60

Forfeited	(7,074)	$13.30

Unvested at December 31, 2024	1,243,706	$13.30

In addition to the Class B common stock issued in connection with the Corporate Reorganization and IPO, the Company has share-based compensation awards in the form of Restricted Stock Units for Class A common stock of the Company (discussed further below), and Restricted Interest Unit awards (related to the
Non-Converted
Subsidiaries) of Guardian Pharmacy, LLC. The Restricted Interest Unit awards outstanding subsequent to the IPO are immaterial to the financial statements.

2024 Equity and Incentive Compensation Plan
In connection with the IPO and the Corporate Reorganization, the Company adopted the Guardian Pharmacy Services, Inc. 2024 Equity and Incentive Compensation Plan (the “2024 Plan”). The 2024 Plan became effective on September 27, 2024 upon consummation of the IPO, in accordance with its terms. The number of shares of our Class A common stock available for awards under the 2024 Plan shall be, in the aggregate, 2,000,000 shares (the “Overall Share Limit”). The Overall Share Limit will be automatically increased on the first day of each fiscal year, beginning in 2025 and ending in 2034, by an amount equal to the lesser of (a) 1% of the shares of our common stock (including both Class A common stock and Class B common stock) outstanding on the last day of the immediately preceding fiscal year and (b) such smaller number of shares as determined by our board of directors. Such shares may be shares of original issuance or treasury shares or a combination of the two.
Restricted Stock Units (“RSU”) Awards
In connection with the IPO, the Company granted RSU awards to the independent non-employee
directors of 10,713 shares in the aggregate. The stock price used to determine the award value was the IPO price of $14.00 per share. These awards vest into shares of Class A common stock 6 months after the IPO date. Share-based compensation expense recorded for the RSU awards during the year ended December 31, 2024 was not material.
Restricted Stock Unit activity was as follows during the periods indicated:

	Restricted Stock Units	Weighted Average Grant Date Fair Value

Unvested at September 27, 2024	—	$—

Granted	10,713	$14.00

Forfeited	—	$—

Unvested at December 31, 2024	10,713	$14.00

Share-based Compensation Expense (Income)
Share-based compensation expense (income) is recorded to selling, general, and administrative expenses in the consolidated statement of operations. For the years ended December 31, 2023, and 2024, the Company recorded ($6,090) and $131,490 of share-based compensation income and expense, respectively.

As of December 31, 2024, unamortized share-based compensation costs related to each share-based incentive award described above is as follows (in thousands, except for the remaining service period):

	Amount	Weighted Average Remaining Service Period (years)

Class B common stock	$10,050	0.7

Restricted stock units	75	0.3

Total unamortized share-based compensation cost	$10,125

The Company accounts for forfeitures as they occur for each share-based incentive award above.